CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss for the year		$ (46,630)	$ (56,781)	$ (329,789)
Items not involving cash
Depreciation		1,464	1,775	1,923
Bad debt (recovery) expenses		(17,091)	12,934	0
Loss on investment in Akkerman Finland OY	[1]	40,257	27,569	62,973
Share-based payment		0	0	98,123
Write-down of property deposits		0	1,460	0
Changes in non-cash working capital items
Sales tax receivables		(5,773)	(586)	(1,858)
Due from optionee		(2,728)	(18,532)	0
Advance to related party		(82,208)	(49,761)	(22,323)
Prepaid expenses and advances		(3,195)	6,677	(9,131)
Other receivables		6,623	(2,846)	(3,070)
Accounts payable and accrued liabilities		(4,584)	(48,534)	(29,089)
Due to related parties		19,002	(60,264)	(278,013)
Exchange difference arising on the translation of foreign subsidiaries		2,399	1,103	(11,696)
Net cash used in operating activities		(92,464)	(185,786)	(521,950)
Cash flows from investing activities
Investment in Akkerman Finland OY		0	0	(211,800)
Advance to Akkerman Finland OY		(209,538)	0	(282,400)
Purchase of equipment		(604)	0	(5,067)
Net cash used in investing activities		(210,142)	0	(499,267)
Cash flows from financing activities
Proceeds from issuance of common shares		350,000	0	1,250,000
Share issue costs		(28,128)	0	(60,416)
Net cash provided by financing activities		321,872	0	1,189,584
Change in cash for the year		19,266	(185,786)	168,367
Cash, beginning of the year		121,745	307,531	139,164
Cash, end of the year		$ 141,011	$ 121,745	$ 307,531

[1]	Note 7.